Equity-based participation plans for employees (Details 2)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate for voluntary employee share purchase plan	15.00%
Equity-Based Participation Annual Incentive RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	200,000	300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 96.7	$ 74.2
Equity Based Participation Annual Incentive Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	100,000	100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 107.8	$ 92.3
Equity Based Participation Share savings plans RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	500,000	400,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 96.8	$ 71.3
Equity Based Participation Share savings plans Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,300,000	1,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 107.8	$ 92.3
Equity-Based Participation Employee share purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,000,000.0	900,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 104.9	$ 96.2
Equity Based Participation Novartis Equity Plan Select North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	3,400,000	4,500,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 100.1	$ 73.9
Based Participation Novartis Equity Plan Select outside North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,400,000	1,900,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 100.2	$ 73.3
Equity Based Participation Novartis Equity Plan Select outside North America Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	600,000	600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 107.8	$ 92.3
Equity Based Participation Long Term Performance PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,100,000	1,800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 98.6	$ 80.6
Equity Based Participation Other share awards RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	400,000	600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 96.8	$ 75.9